Summary of Quarterly Financial Data (Unaudited) (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2010
Summary of Quarterly Financial Data (Unaudited) (Textual) [Abstract]
Quarter pre-tax gains	$ 607	$ 422	$ 605
Repurchase of convertible notes				$ 155,658